Warrant Liabilities (Details) (USD $)	1 Months Ended			12 Months Ended
	Aug. 19, 2014	Jan. 22, 2014	Jun. 25, 2013	Dec. 31, 2014	Dec. 31, 2013
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants			5,416,851		5,309,438
Exercise price			$ 1.65		$ 1.65
Volatility			140.00%		135.00%
Risk-free interest rate			1.49%		1.75%
Expected dividend yield			0.00%		0.00%
Expected warrant life (years)			5 years		4 years 6 months
Stock Price			$ 0.96	$ 0.61	$ 1.80
Warrant [Member]
Summary of assumptions used in connection with the valuation of warrants issued
Number of shares underlying the warrants	5,059,438	5,309,438	5,416,851	4,723,357	5,309,438
Exercise price	$ 1.65	$ 1.65	$ 1.65	$ 0.61	$ 1.65
Volatility	130.00%	135.00%	140.00%	128.00%	135.00%
Risk-free interest rate	1.25%	1.30%	1.49%	1.38%	1.75%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected warrant life (years)	3 years 10 months 24 days	4 years 4 months 24 days	5 years	3 years 6 months	4 years 6 months
Stock Price	$ 2.05	$ 2.29	$ 0.96	$ 0.98	$ 1.80